INTEREST IN JOINT VENTURES (Details 1) - USD ($) $ in Thousands		12 Months Ended
	Feb. 14, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Cost of investment in joint ventures		$ 11,534	$ 77,974
Tri-View Shipping Pte. Ltd. [member]
Statement1 [Line Items]
Principal activity		Ship owning and operating
Country of incorporation		Singapore
Proportion of ownership interest and voting power held by the Group		51.00%	51.00%
Cost of investment in joint ventures		$ 132	$ 132
Island Bulk Carriers Pte. Ltd. [member]
Statement1 [Line Items]
Principal activity		Ship operating
Country of incorporation		Singapore
Proportion of ownership interest and voting power held by the Group		100.00%	65.00%
Cost of investment in joint ventures
IVS Bulk Pte. Ltd. [member]
Statement1 [Line Items]
Principal activity		Ship owning and operating
Country of incorporation		Singapore
Proportion of ownership interest and voting power held by the Group	33.25%		33.50%
Cost of investment in joint ventures		$ 0	$ 66,440
Petrochemical Shipping Limited [member]
Statement1 [Line Items]
Principal activity		Dormant
Country of incorporation		Isle of Man
Proportion of ownership interest and voting power held by the Group		50.00%	50.00%
Cost of investment in joint ventures		$ 11,402	$ 11,402
Leopard Tankers Pte. Ltd. [member]
Statement1 [Line Items]
Principal activity		Dormant
Country of incorporation		Singapore
Proportion of ownership interest and voting power held by the Group		50.00%	50.00%